US Vegan Climate ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communications - 14.0%
Airbnb, Inc. - Class A (a)	2,047	$275,915
Alphabet, Inc. - Class A	12,355	2,114,064
Alphabet, Inc. - Class C	12,240	2,113,726
Arista Networks, Inc. (a)	1,126	435,131
AT&T, Inc.	33,639	758,223
Booking Holdings, Inc.	157	734,171
CDW Corporation	629	118,397
Charter Communications, Inc. - Class A (a)	448	146,769
Cisco Systems, Inc.	42,499	2,327,670
Comcast Corporation - Class A	18,465	806,367
DoorDash, Inc. - Class A (a)	1,466	229,722
eBay, Inc.	2,432	139,864
Expedia Group, Inc. (a)	612	95,662
FactSet Research Systems, Inc.	178	80,823
Gen Digital, Inc.	2,896	84,303
GoDaddy, Inc. - Class A (a)	630	105,084
Interpublic Group of Companies, Inc.	1,776	52,214
Okta, Inc. (a)	750	53,918
Omnicom Group, Inc.	923	93,223
Palo Alto Networks, Inc. (a)	1,504	541,936
Pinterest, Inc. - Class A (a)	2,789	88,662
Robinhood Markets, Inc. - Class A (a)	2,335	54,849
T-Mobile US, Inc.	2,428	541,832
Trade Desk, Inc. - Class A (a)	2,075	249,436
Uber Technologies, Inc. (a)	9,430	679,432
VeriSign, Inc. (a)	408	72,151
Verizon Communications, Inc.	44,363	1,869,013
		14,862,557

Consumer, Cyclical - 6.9%
AutoNation, Inc. (a)	124	19,278
CarMax, Inc. (a)	737	53,344
Copart, Inc. (a)	4,015	206,652
Cummins, Inc.	666	219,101
D.R. Horton, Inc.	1,402	236,938
Fastenal Company	2,688	210,148
Genuine Parts Company	641	73,523
Lennar Corporation - Class A	1,132	192,780
Lithia Motors, Inc.	126	41,879
Live Nation Entertainment, Inc. (a)	689	80,709
LKQ Corporation	1,190	43,780
National Vision Holdings, Inc. (a)	1,583	16,463
NVR, Inc. (a)	14	128,139
O'Reilly Automotive, Inc. (a)	277	319,420
PACCAR, Inc.	2,432	253,609
Planet Fitness, Inc. - Class A (a)	407	31,958
Pool Corporation	179	64,733
PulteGroup, Inc.	990	128,235
Rivian Automotive, Inc. - Class A (a)	3,212	32,441
Tesla, Inc. (a)	18,858	4,711,671
W.W. Grainger, Inc.	186	206,317
Watsco, Inc.	157	74,262
		7,345,380

Consumer, Non-cyclical - 8.7%
Automatic Data Processing, Inc.	1,932	558,812
Avis Budget Group, Inc.	138	11,454
Beyond Meat, Inc. (a)	2,835	17,265
Block, Inc. (a)	2,597	187,815
Celsius Holdings, Inc. (a)	709	21,327
Centene Corporation (a)	2,510	156,273
Cigna Group	1,325	417,123
Elevance Health, Inc.	1,091	442,684
elf Beauty, Inc. (a)	254	26,733
Equifax, Inc.	578	153,182
Ginkgo Bioworks Holdings, Inc. (a)	1,424	10,850
Global Payments, Inc.	1,205	124,970
H&R Block, Inc.	647	38,645
HCA Healthcare, Inc.	909	326,095
Hertz Global Holdings, Inc. (a)	6,418	17,842
Humana, Inc.	565	145,674
Ingredion, Inc.	306	40,625
IQVIA Holdings, Inc. (a)	835	171,860
McKesson Corporation	617	308,864
Molina Healthcare, Inc. (a)	272	87,372
Moody's Corporation	740	335,990
Natera, Inc. (a)	515	62,294
Omnicell, Inc. (a)	1,027	49,953
PayPal Holdings, Inc. (a)	4,946	392,218
Robert Half, Inc.	482	32,829
S&P Global, Inc.	1,505	722,942
TransUnion	913	92,487
United Rentals, Inc.	314	255,219
UnitedHealth Group, Inc.	6,554	3,699,733
Verisk Analytics, Inc.	671	184,337
Waters Corporation (a)	277	89,501
		9,182,968

Energy - 0.2%
Enphase Energy, Inc. (a)	617	51,236
First Solar, Inc. (a)	475	92,378
Plug Power, Inc. (a)	3,780	7,409
Sunrun, Inc. (a)	1,840	26,588
		177,611

Financial - 18.6%
Aflac, Inc.	2,436	255,268
Allstate Corporation	1,233	229,979
American Express Company	2,702	729,756
American International Group, Inc.	3,166	240,236
American Tower Corporation	2,194	468,507
Ameriprise Financial, Inc.	469	239,331
Aon plc - Class A	922	338,254
Arch Capital Group Ltd. (a)	1,691	166,665
Arthur J Gallagher & Company	1,009	283,731
AvalonBay Communities, Inc.	666	147,592
Bank of New York Mellon Corporation	3,548	267,377
Brown & Brown, Inc.	1,126	117,825
Capital One Financial Corporation	1,775	288,952
Cboe Global Markets, Inc.	492	105,076
CBRE Group, Inc. - Class A (a)	1,431	187,418
Chubb Ltd.	1,900	536,636
Cincinnati Financial Corporation	723	101,820
Citizens Financial Group, Inc.	2,147	90,432
CME Group, Inc.	1,687	380,182
CoStar Group, Inc. (a)	1,904	138,592
Crown Castle, Inc.	2,034	218,635
Discover Financial Services	1,174	174,257
Equinix, Inc.	443	402,279
Equity Residential	1,609	113,225
Essex Property Trust, Inc.	299	84,874
Everest Group Ltd.	154	54,764
Extra Space Storage, Inc.	983	160,524
Fifth Third Bancorp	3,206	140,038
First Horizon Corporation	2,592	44,919
Hartford Financial Services Group, Inc.	1,392	153,732
Huntington Bancshares, Inc.	6,818	106,293
Intercontinental Exchange, Inc.	2,664	415,238
Invitation Homes, Inc.	2,690	84,493
Iron Mountain, Inc.	1,367	169,139
KeyCorp	4,379	75,538
Kimco Realty Corporation	3,092	73,342
LPL Financial Holdings, Inc.	348	98,199
M&T Bank Corporation	779	151,656
Markel Group, Inc. (a)	59	90,979
Marsh & McLennan Companies, Inc.	2,307	503,480
Mastercard, Inc. - Class A	6,661	3,327,769
MetLife, Inc.	2,846	223,183
Mid-America Apartment Communities, Inc.	544	82,329
Nasdaq, Inc.	1,602	118,420
Progressive Corporation	2,747	667,054
Prologis, Inc.	4,341	490,273
Prudential Financial, Inc.	1,686	206,501
Public Storage	741	243,833
Raymond James Financial, Inc.	886	131,323
Realty Income Corporation	4,044	240,092
Regions Financial Corporation	4,316	103,023
SBA Communications Corporation	502	115,194
Simon Property Group, Inc.	1,517	256,555
Sun Communities, Inc.	578	76,689
Synchrony Financial	1,901	104,821
Travelers Companies, Inc.	1,072	263,648
Truist Financial Corporation	6,263	269,622
Ventas, Inc.	1,887	123,580
Visa, Inc. - Class A	11,910	3,452,113
W.P. Carey, Inc.	1,023	57,002
W.R. Berkley Corporation	1,421	81,239
Welltower, Inc.	2,675	360,804
Willis Towers Watson plc	480	145,051
		19,769,351

Industrial - 5.3%
Advanced Drainage Systems, Inc.	312	46,763
Builders FirstSource, Inc. (a)	560	95,984
Carrier Global Corporation	3,936	286,226
Crown Holdings, Inc.	562	52,575
Deere & Company	1,196	484,009
Dover Corporation	642	121,550
Eaton Corporation plc	1,870	620,055
EMCOR Group, Inc.	218	97,243
Energizer Holdings, Inc.	820	26,297
Expeditors International of Washington, Inc.	672	79,968
FedEx Corporation	1,062	290,829
Graco, Inc.	783	63,775
Graphic Packaging Holding Company	1,430	40,412
Hubbell, Inc.	252	107,612
IDEX Corporation	355	76,197
Jabil, Inc.	550	67,699
Johnson Controls International plc	3,184	240,551
Keysight Technologies, Inc. (a)	817	121,741
Lennox International, Inc.	147	88,578
Mettler-Toledo International, Inc. (a)	98	126,591
Otis Worldwide Corporation	1,905	187,071
Owens Corning	405	71,600
Parker-Hannifin Corporation	601	381,076
Rockwell Automation, Inc.	537	143,223
Saia, Inc. (a)	124	60,588
Silgan Holdings, Inc.	375	19,402
Simpson Manufacturing Company, Inc.	198	35,598
Snap-on, Inc.	243	80,222
Stanley Black & Decker, Inc.	715	66,452
Toro Company	488	39,274
Trane Technologies plc	1,064	393,850
Trex Company, Inc. (a)	508	35,992
Trimble, Inc. (a)	1,151	69,636
United Parcel Service, Inc. - Class B	3,424	459,021
Vertiv Holdings Company - Class A	1,620	177,050
Westinghouse Air Brake Technologies Corporation	822	154,520
XPO, Inc. (a)	535	69,834
		5,579,064

Technology - 45.9%(b)
Accenture plc - Class A	6,602	2,276,502
Adobe, Inc. (a)	4,534	2,167,615
Advanced Micro Devices, Inc. (a)	15,088	2,173,728
Akamai Technologies, Inc. (a)	699	70,655
ANSYS, Inc. (a)	408	130,727
Apple, Inc.	22,850	5,162,043
Applied Materials, Inc.	8,759	1,590,459
Atlassian Corporation - Class A (a)	737	138,954
Autodesk, Inc. (a)	1,006	285,503
Broadcom, Inc.	27,810	4,721,304
Broadridge Financial Solutions, Inc.	548	115,551
Cadence Design Systems, Inc. (a)	1,269	350,396
Cloudflare, Inc. - Class A (a)	1,371	120,250
Cognizant Technology Solutions Corporation - Class A	2,340	174,541
Crowdstrike Holdings, Inc. - Class A (a)	1,048	311,120
Datadog, Inc. - Class A (a)	1,227	153,915
Dell Technologies, Inc. - Class C	1,394	172,340
Electronic Arts, Inc.	1,255	189,317
Entegris, Inc.	705	73,821
EPAM Systems, Inc. (a)	264	49,804
Fair Isaac Corporation (a)	113	225,221
Fidelity National Information Services, Inc.	2,704	242,630
Fiserv, Inc. (a)	2,762	546,600
Fortinet, Inc. (a)	2,883	226,777
Gartner, Inc. (a)	354	177,885
HubSpot, Inc. (a)	227	125,937
Intel Corporation	19,886	427,947
International Business Machines Corporation	9,520	1,967,974
Intuit, Inc.	2,866	1,749,120
Jack Henry & Associates, Inc.	341	62,038
KLA Corporation	634	422,390
Lam Research Corporation	6,150	457,252
Manhattan Associates, Inc. (a)	287	75,584
Marvell Technology, Inc.	4,056	324,926
Microchip Technology, Inc.	2,492	182,838
Micron Technology, Inc.	5,187	516,885
MicroStrategy, Inc. - Class A (a)	680	166,260
MongoDB, Inc. (a)	328	88,691
Monolithic Power Systems, Inc.	221	167,805
MSCI, Inc.	361	206,203
NetApp, Inc.	967	111,505
Nutanix, Inc. - Class A (a)	1,144	71,042
NVIDIA Corporation	46,060	6,114,926
ON Semiconductor Corporation (a)	2,003	141,191
Oracle Corporation	16,434	2,758,283
Paychex, Inc.	1,511	210,528
PTC, Inc. (a)	554	102,673
Pure Storage, Inc. - Class A (a)	1,442	72,172
QUALCOMM, Inc.	11,149	1,814,723
ROBLOX Corporation - Class A (a)	2,256	116,680
Salesforce, Inc.	8,747	2,548,613
Seagate Technology Holdings plc	918	92,140
ServiceNow, Inc. (a)	2,148	2,004,063
Skyworks Solutions, Inc.	753	65,948
Snowflake, Inc. - Class A (a)	1,483	170,278
SS&C Technologies Holdings, Inc.	1,014	70,909
Super Micro Computer, Inc. (a)	2,340	68,117
Synopsys, Inc. (a)	712	365,690
Take-Two Interactive Software, Inc. (a)	793	128,244
Teradyne, Inc.	716	76,046
Texas Instruments, Inc.	9,512	1,932,458
Tyler Technologies, Inc. (a)	197	119,301
Veeva Systems, Inc. - Class A (a)	693	144,719
Western Digital Corporation (a)	1,531	99,990
Workday, Inc. - Class A (a)	983	229,875
Zebra Technologies Corporation - Class A (a)	239	91,291
Zoom Video Communications, Inc. - Class A (a)	1,225	91,556
Zscaler, Inc. (a)	421	76,113
		48,678,582

Utilities - 0.1%
American Water Works Company, Inc.	915	126,371
TOTAL COMMON STOCKS (Cost $73,850,502)		105,721,884

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.78% (c)	353,989	353,989
TOTAL SHORT-TERM INVESTMENTS (Cost $353,989)		353,989

TOTAL INVESTMENTS - 100.0% (Cost $74,204,491)		106,075,873
Other Assets in Excess of Liabilities - 0.0% (d)		23,966
TOTAL NET ASSETS - 100.0%		$106,099,839
two		–%
Percentages are stated as a percent of net assets.		–%

plc - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The US Vegan Climate ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$105,721,884	$–	$–	$105,721,884
Short-Term Investments	353,989	–	–	353,989
Total Investments	$106,075,873	$–	$–	$106,075,873

Refer to the Schedule of Investments for further disaggregation of investment categories.
For the period ended October 31, 2024, the Fund did not recognize any transfers to or from Level 3.